Business Acquisition, Integration and Reorganization Costs	12 Months Ended
Mar. 31, 2026
Business Acquisition, Integration and Reorganization Costs [Abstract]
Business acquisition, integration and reorganization costs	BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS (RECOVERY)
The following table summarizes business acquisition, integration and reorganization costs (recovery):

Year ended	March 31,
	2026	2025
	$	$
Acquisition costs (a)	1,248	1,308
Integration costs (b)	2,549	1,563
Reorganization costs, including divestiture costs (c)	2,338	1,256
Employee compensation on business acquisition (d)	37	206
Contingent consideration adjustment (e)	(2,088)	(5,567)
	4,084	(1,234)

(a) The acquisition costs consisted mainly of professional fees incurred in relation to business acquisitions (note 4).
(b) For the year ended March 31, 2026, integration costs consisted mainly of professional fees and employee termination and benefit costs incurred in relation to integration, common area expenses on vacated premises in relation to business acquisitions, transition costs related to system integrations and loss on terminated lease previously acquired in relation to business acquisition (2025 - mainly transition costs related to system integrations and common area expenses on vacated premises in relation to business acquisitions).
(c) Reorganization costs consisted of employee termination and benefits costs and also professional fees incurred in relation to the divestiture (2025 - employee termination and benefits costs).
(d) Employee compensation on business acquisition included deferred cash consideration from acquisition.
(e) For the year ended March 31, 2026, contingent consideration adjustment results from changes in estimate of profitability targets and weighting of scenarios, consisting of $5,358,000 of unrealized gain related to the XRM Acquisition net of $3,270,000 of unrealized loss related to the eVerge Acquisition (note 4). The contingent consideration is presented within Level 3 of the fair value hierarchy. For the year ended March 31, 2025, contingent consideration adjustment includes recoveries from changes in the estimated amount payable of $4,312,000 related to the portion payable in cash and $1,255,000 related to the portion to be settled in shares as per the earn-out consideration of the Datum Acquisition.